OTHER FINANCIAL DATA - GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, ending balance	$ 1,024		$ 1,111
Goodwill By Segment Sempra Energy Consolidated [Member]
Goodwill [Line Items]
Foreign currency translation	(87)	[1]	65	[1]
Goodwill, Acquired During Period			10
Goodwill, ending balance	1,024		1,111		1,036
Goodwill By Segment, Sempra South American Utilities [Member]
Goodwill [Line Items]
Foreign currency translation	(87)	[1]	65	[1]
Goodwill, Acquired During Period			0
Goodwill, ending balance	927		1,014		949
Goodwill By Segment, Sempra Natural Gas [Member]
Goodwill [Line Items]
Foreign currency translation	0	[1]	0	[1]
Goodwill, Acquired During Period			10
Goodwill, ending balance	72		72		62
Goodwill By Segment, Sempra Mexico [Member]
Goodwill [Line Items]
Foreign currency translation	0	[1]	0	[1]
Goodwill, Acquired During Period			0
Goodwill, ending balance	$ 25		$ 25		$ 25

[1]	We record the offset of this fluctuation to other comprehensive income.